Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
Adoption of ASU
2016-13
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2016-13,
Financial Instruments—Credit Losses
(Topic 326):
Measurement of Credit Losses on
Financial Instruments
(“ASU 2016-13”)
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in ASC Topic 326,
Credit Losses
(“ASC 326”). ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Further, ASU 2016-13 modified the impairment model of available-for-sale debt securities and required the company to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The Company adopted ASU 2016-13 on January 1, 2020, using a modified retrospective transition method and did not restate the comparable periods, which resulted in a cumulative-effect adjustment to decrease the opening balance of retained earnings on January 1, 2020 by RMB314 million, including the allowance for credit losses for account receivable, contract assets and debt securities.
Adoption of ASU 2017-04
In January 2017, the FASB issued ASU No.
2017-04,
Simplifying the Test for Goodwill Impairment
, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Company adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements as a result of adopting the new standard.
Adoption of ASU
2019-02
In March 2019, the FASB issued ASU No.
2019-02,
Improvements to Accounting for Costs of Films and License Agreements for Program Materials
(“ASU
2019-02”),
which includes the following major changes from previous legacy GAAP that are applicable to the Company:

•	The content distinction for capitalization of production costs of an episodic television series and production costs of films is removed;

•
Entities are required to test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements;

•	Entities shall assess estimates of the use of a film in a film group and account for such changes prospectively;

•	Cash outflows for the costs incurred to obtain rights for both produced and licensed content are required to be reported as operating cash outflows in the statement of cash flows.
The Company adopted ASU
2019-02
on January 1, 2020, using a prospective transition method. For the year ended December 31, 2020, cash outflows for the costs incurred to acquire licensed copyrights are reported as operating cash outflows in the Company’s consolidated statement of cash flows whereas they were reported as investing cash outflows prior to the adoption of ASU
2019-02.
There was no material impact to the consolidated balance sheet or consolidated statement of comprehensive income (loss). See the Company’s updated accounting policies for Produced Content and Licensed Copyrights for further details.
Cash paid for content, which includes both licensed copyrights and produced content, is RMB17.0 billion (US$2.6 billion) for the year ended December 31, 2020.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.

Foreign Currency
Foreign Currency
The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC Topic 830,
Foreign Currency Matters
. The Company uses the RMB as its reporting currency. The Company uses the exchange rate as of the balance sheet date to translate its assets and liabilities and the average daily exchange rate for each month to translate its income and expense items to reporting currency. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are measured and recorded into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of “Other income (loss), net.”

Segment Reporting
Segment Reporting
As of December 31, 2019 and 2020, the Company had
two
reportable segments, Baidu Core and iQIYI. Baidu Core mainly provides search-based, feed-based and other online marketing services, as well as products and services from its new AI initiatives. iQIYI is an online entertainment service provider that offers original, professionally produced and partner-generated content on its platform. In early April 2018, iQIYI completed its initial public offering (“IPO”) on the Nasdaq Global Market.
The Company’s chief executive officer, who has been identified as the chief operating decision marker (“CODM”), reviews the operating results of Baidu Core and iQIYI, to allocate resources and assess the
Company’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC Topic 280,
 Segment Reporting.

Business Combinations
Business Combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,
Business Combinations
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in “Others, net” in the consolidated statements of comprehensive income (loss).
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.

Cash and Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months
or less from the date of purchase and are stated at cost which approximates their fair value.
Restricted cash
Restricted cash mainly represents escrow amount deposited for a business acquisition and cash pledged for short-term facilities.

Accounts Receivable and contract asset, net of allowance
Accounts Receivable and Contract Assets, net
Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. The Company maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “Selling, general and administrative” in the consolidated statements of comprehensive income (loss).The Company assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers.

Receivables from Online Payment Agencies, net of allowance
Receivables from Online Payment Agencies, net
Receivables from online payment agencies are funds due from the third-party online payment service providers for clearing transactions. Funds were paid or deposited by customers or users through these online payment agencies for services provided by the Company. The Company considers and monitors the credit worthiness of the third-party payment service providers and recognizes credit losses based on ongoing credit evaluations. Receivable balances are written off when they are deemed uncollectible. The balances are included in “Other current assets, net” on the consolidated balance sheets. As of December 31, 2019 and 2020, no allowance for credit losses was provided for the receivables from online payment agencies.

Investments
Investments
Short-term
investments
All highly liquid investments with original maturities less than twelve months are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months
are also included in short-term investments.
The Company accounts for short-term debt investments in accordance with ASC Topic 320,
Investments—Debt Securitie
s (“ASC 320”)
.
The Company classifies the short-term investments in debt as held-to-maturity,
trading or
available-for-sale,
whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.
Securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost less allowance for credit losses.
Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive (loss) income” on the consolidated balance sheets.
The allowance for credit losses of the held-to-maturity debt securities reflects the Company’s estimated expected losses over the contractual lives of the held-to-maturity debt securities and is charged to “Others, net” in the consolidated statements of comprehensive income (loss). Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. As of December 31, 2019 and 2020, the allowance for credit losses provided for the held-to-maturity debt securities held by the Company was insignificant.
Long-term investments
The Company’s long-term investments consist of equity investments with readily determinable fair value, equity method investments, equity investments without readily determinable fair value, other investments accounted for at fair value, held-to-maturity debt investments and available-for-sale debt investments.
The Company adopted ASU No. 2016-01,
Recognition and Measurement of Financial Assets and Financial Liabilities
(“ASU 2016-01”), codified in ASC Topic 321,
Investments—Equity Securities
(“ASC 321”), from January 1, 2018 and the cumulative effect of RMB1.9 billion representing the unrealized gains of available-for-sale
equity securities before the adoption was recorded as an adjustment to the opening retained earnings. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in “Others, net” in the consolidated statements of comprehensive income (loss).
For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.
Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323,
Investments-Equity Method and Joint Ventures
(“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Company has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Company would continue to report its share of equity method losses in its consolidated statements of comprehensive income (loss) after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Company’s other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Company adopted a one-quarter
lag in reporting for its share of equity income/(loss) in all of its equity method investees.
The Company evaluates its equity method investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and near-term prospect of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary and is allocated to the individual net assets underlying equity method investments in the following order: 1) reduce any equity method goodwill to zero; 2) reduce the individual basis differences related to the investee’s long-lived assets pro rata based on their amounts relative to the overall basis difference at the impairment date; and 3) reduce the individual basis difference of the investee’s remaining assets in a systematic and rational manner.
In accordance with ASC Subtopic
946-320,
Financial Services—Investment Companies, Investments—Debt and Equity Securities
(“ASC 946-320”)
,
the Company accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured
at each reporting date in accordance with ASC 820.
Available-for-sale debt investments are convertible debt instruments issued by private companies and investment in preferred shares that is redeemable at the Company’s option, which are measured at fair value. Interest income is recognized in earnings. All other changes in the carrying amount of these debt investments are recognized in other comprehensive income (loss).

Fair Value Measurements of Financial Instruments
Fair Value Measurements of Financial Instruments
Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, other receivables, long-term investments, short-term loans, accounts payable and accrued liabilities, customer advances and deposits, derivative instruments, notes payable, convertible senior notes and long-term loans. Except for the current portion of long-term loans and notes payables, the carrying values of the aforementioned financial instruments included in current assets and liabilities approximate their respective fair values because of their general short maturities. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of long-term investments, notes payable and convertible senior notes that are not reported at fair value are disclosed in Note 25.

Fixed Assets
Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets
Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.
Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest costs capitalized for the years ended December 31, 2018, 2019 and 2020 were insignificant.

Licensed Copyrights, net
Licensed Copyrights, net
Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Company in accordance with the conditions of the license agreement and the content is available for its first showing on the Company’s websites. Licensed copyrights are presented on the consolidated balance sheets as current and non-current
based on estimated time of usage.
The Company’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. The broadcasting right, refers to the right to broadcast the content on its own websites and the sublicensing right, refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its estimated useful lives.
For the right to broadcast the contents on its own websites that generates online advertising and membership services revenues, based on factors including historical and estimated future viewership patterns, the content costs are amortized using an accelerated method by content categories over the shorter of each content’s contractual period or estimated useful lives within ten years, beginning with the month of first availability. Content categories accounting for most of the Company’s content include newly released drama series, newly released movies, animations, library drama series and library movies. Estimates of future viewership consumption patterns and estimated useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC Topic 250, Accounting Changes and Error Corrections (“ASC 250”). For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.
Produced Content, net
Produced Content, net
The Company produces original content
in-house
and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content includes direct production costs, production overhead and acquisition costs. Production costs for original content that are predominantly monetized in a film group are capitalized and reported separately as non-current
assets with caption of “Produced content, net” on the consolidated balance sheets. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimates include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Company has demonstrated a history of earning such revenue. The Company estimates ultimate revenue to be earned during the estimated useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred.
Based on factors including historical and estimated future viewership consumption patterns, the Company amortizes film costs for produced content that is predominantly monetized in a film group. For produced content that is monetized on its own, the Company considers historical and estimated usage patterns to determine the pattern of amortization for film costs. Based on the estimated patterns, the Company amortizes produced content using an accelerated method over its estimated useful lives within ten years, beginning with the month of first availability and such costs are included in “Cost of revenues” in the consolidated statement of comprehensive income (loss).

Change in accounting estimates of licensed copyrights and produced content
Change in accounting estimates of licensed copyrights and produced content
In 2020, the Company revised its estimation of the estimated future viewership consumption patterns and extended the estimated useful lives of its licensed copyrights and produced content to better reflect the usage of these content assets. As a result of these revisions, amortization expense decreased by RMB680 million (US$104 million) and net loss decreased by RMB680 million (US$104 million) for the year ended December 31, 2020, respectively. The impact to basic and diluted EPS for the year ended December 31, 2020 was insignificant
.

Impairment of licensed copyrights and produced contents
Impairment of licensed copyrights and produced content
The Company’s business model is mainly subscription and advertising based, as such the majority of the Company’s content assets (licensed copyrights and produced content) are predominantly monetized with other content assets, whereas a smaller portion of the Company’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on the Company’s Mainland China platform are largely independent of the cash flows of other content launched on the Company’s overseas platform, the Company has identified two separate film groups. The Company reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change in technological, regulatory, legal, economic, or social factors that could affect the fair value of the film group or the public’s perception of a film or the availability of a film for future showings, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, a change in the predominant monetization strategy of a film that is currently monetized on its own, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or actual performance subsequent to release failing to meet expectations set before release such as a significant decrease in the amount of ultimate revenue expected to be recognized.
When such events or changes in circumstances are identified, the Company assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Company mainly uses a discounted cash flow approach to determine the fair value of an individual content or film group, for which the most significant inputs include the forecasted future revenues, costs and operating expenses attributable to an individual content or the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced content within the film group on a pro rata basis using the relative carrying values of those assets as the Company cannot estimate the fair value of individual contents in the film group without undue cost and effort.

Impact of COVID-19
Impact of
COVID-19
During the year ended December 31, 2020, the Company’s operations has been affected by the
COVID-19
pandemic. The Company’s online marketing revenues declined compared to the prior period mainly due to weakness in online advertising demand as its customers in certain industries are negatively impacted by
COVID-19.
The Company has also provided additional credit losses for accounts receivable and contract assets, recognized impairment charges on its long-term investments, intangible asset and content assets, and recorded its share of losses from equity method investees in the year ended December 31, 2020, due to the impact of
COVID-19
and other factors. In addition, increased market volatility has contributed to larger fluctuations in the valuation of the Company’s equity investments.
There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of
COVID-19,
possibility of a second wave in China, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in user behavior, especially on internet usage due to the prolonged impact of COVID-19, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition especially for SMEs, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for credit losses, the valuation of certain debt and equity investments, long-term investments, content assets and long-lived assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC Subtopic
350-20,
Intangibles—Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
As of December 31, 2019 and 2020, the Company has
two
reporting units, consisting of Baidu Core and iQIYI.
The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.
The Company performed qualitative assessments for the reporting unit of Baidu Core in 2019 and 2020. Based on the requirements of ASC
350-20,
the Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not
the fair value was less than the carrying amount of Baidu Core, and further impairment testing on goodwill was unnecessary as of December 31, 2019 and 2020.
The Company elected to choose to bypass the qualitative assessment and proceed directly to perform quantitative test for the reporting unit of iQIYI. Subsequent to iQIYI’s IPO, the Company primarily considered the quoted market price of iQIYI’s share to determine the fair value of the reporting unit. As of December 31, 2019 and 2020, the fair value of iQIYI exceeded its carrying amount, therefore, goodwill related to the iQIYI reporting unit was not impaired and the Company was not required to perform further testing.
On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of profit or loss on disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives.
Intangible assets have weighted average useful lives from the date of purchase as follows:

Trademarks	– 10 years
Technology	– 7 years
Intellectual property right	– 7 years
Online literature	– 8 years
Others	– 8 years
Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic
350-30,
Intangibles-Goodwill and Other: General Intangibles Other than Goodwill
(“ASC
350-30”).
Upon the initial application of ASU No. 2016-02,
Leases (Topic 842)
(“ASU 2016-02”) on January 1, 2019, codified in ASC 842,
Leases (
“ASC 842”
)
, land use rights were presented as operating lease
right-of-use
assets (“ROU assets”). Such amount was included in the opening balance of operating lease ROU assets as of January 1, 2019 with no adjustments made to the comparative periods.

Impairment of Long-Lived Assets Other Than Goodwill
Impairment of Long-Lived Assets Other Than Goodwill
The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives other than licensed copyrights and produced contents, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC Topic 360,
Property, Plant and Equipment
. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in “Others, net” in the consolidated statements of comprehensive income (loss). The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Leases
Leases
The Company adopted ASC 842 from January 1, 2019 by using the modified retrospective method and did not restate the figures presented for the 2018 comparative year. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in internet data center (“IDC”) facilities lease contracts. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in “Other non-current assets” on the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic en
v
ironments where the leased asset is located. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term
.

Revenue Recognition
Revenue Recognition
The Company adopted ASU No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
(“ASU 2014-09”),
codified in ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), from January 1, 2018 using the modified retrospective method. The cumulative effect of adopting ASC 606 resulted in an increase of RMB933 million to the opening balance of retained earnings at January 1, 2018, which is primarily related to the Company’s online marketing revenues.
Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Revenue is recorded net of valued added taxes (“VAT”).

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:
Performance-based online marketing services
Cost-per-click
(“CPC”)
The Company’s auction-based P4P platform enables customers to bid for priority placement of paid sponsored links and reach users who search for information related to their products or services. P4P online marketing customers can choose from search-based and feed-based online marketing services, and select criteria for their inventory purchase, such as daily spending limit and user profile targeted, including, but not limited to, users from specific regions in China and users online during specific time period. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when a user clicks on one of the customer-sponsored links or feed-based marketing.
Other performance-based online marketing services
To the extent the Company provides online marketing services based on performance criteria other than cost-per-click,
such as the number of downloads (and user registration) of mobile apps and the pre-determined
ratios of completed transaction volumes, revenue is recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria.
Online display advertising services
The Company provides online display advertising services to its customers by integrating text description, image and/or video, and displaying the advertisement in the search result, in Baidu Feed or on other properties. The
Company recognizes revenue on a
pro-rata
basis over the contractual term for cost per time advertising arrangements, commencing on the start date of the display advertisement, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.
For advertisements to be displayed in different spots, placed under different forms and displayed at different times, the Company would evaluate all of the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price at contract inception. The Company generally determines standalone selling prices based on the prices charged to customers on a standalone basis or estimates it using an expected cost plus margin approach. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists.
Baidu Union online marketing services
Baidu Union is a program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging the traffic of Baidu Union partners’ online properties. The Company acquires traffic from Baidu Union partners and is responsible for service fulfillment, pricing and bearing inventory risks. The services which the Company provided to customers through Baidu Union partners’ online properties include CPC, other performance-based online marketing services and online display advertising services. These services are provided in the same way to our customers as those through Baidu’s own platforms or properties. As principal, the Company recognizes revenue from Baidu Union on a gross basis. Payments made to Baidu Union partners are recorded as traffic acquisition costs, which are included in “Cost of revenues” in the consolidated statements of comprehensive income (loss).
Online marketing services customers are required to pay a deposit before using the Company’s services. Once their account balance falls below a designated amount, they will receive an automated notice from the Company to replenish their accounts. Customer deposit is deducted and the revenue is recognized when a user clicks on the customer’s link in the search result, when other performance criteria other than CPC have been satisfied, or when online display advertising services have been provided. The Company offers payment terms to certain customers based on their credit history with the Company and other credit factors. The Company may also offer payment terms to certain agencies, as is common in the industry.
Collection
Certain customers of online marketing services are required to pay a deposit before using the Company’s services and are sent automated reminders to replenish their accounts when the balance falls below a designated amount. The deposits received are recorded as “Customer deposits and deferred revenue” on the consolidated balance sheets. The amounts due to the Company are deducted from the deposited amounts when users click on the paid sponsored links in the search results or other performance criteria have been satisfied. In addition, the Company offers payment terms to some customers based on their historical marketing placements and credibility. The Company also offers longer payment terms to certain online payment agencies, consistent with industry practice.
Payment terms and conditions vary by customer and are based on the billing schedule established in the Company’s contracts or purchase orders with customers, but the Company generally provides credit terms to customers within one year; therefore, the Company has determined that its contracts do not include a significant financing component.
Sales incentives
The Company provides sales incentives to third-party agents that entitle them to receive price reductions on the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these incentives granted to customers as variable consideration and net them against revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers.
Membership services
The Company offers membership services to subscribing members with various privileges, which primarily include access to exclusive and ad-free streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others, or personal cloud services, in exchange for non-refundable
upfront membership fees. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as “customer deposits and deferred revenue” and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Company is the principal in its relationships where partners, including consumer electronics manufacturers (TVs and cell phones), mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as the Company retains control over its service delivery to its subscribing members. Typically, payments made to the partners, are recorded as cost of revenues. For the sale of the right to other membership services through strategic cooperation with other parties, the Company recognizes revenue on a net basis when the Company does not control the specified services before they are transferred to the customer.
Content distribution
The Company generates revenues from
sub-licensing
content licensed from vendors for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Company enters into with the vendors have a specified license period and provides the Company rights to sub-license
these contents to other parties. The Company enters into a
non-exclusive
sub-license
agreement with a
sub-licensee
for a period that falls within the original exclusive license period. For cash sub-licensing
transactions, the Company is entitled to receive the
sub-license
fee under the
sub-licensing
arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee
(which is provided at or before the beginning of the
sub-license
period). The
sub-licensing
of content represents a license of functional intellectual property which grants a right to use the Company’s licensed copyrights, and is recognized at the point in time when the licensed copyright is made available for the customer’s use and benefit.
The Company also enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Company accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Company estimates the fair value of the licensed copyrights received using a market approach based on various factors, including the purchase price of similar non-exclusive and/or exclusive contents, broadcasting schedule, cast and crew, theme, popularity, and box office. The transaction price of nonmonetary exchange is calculated on the individual content asset basis. For a significant nonmonetary exchange, the Company further reviews the fair value by analyzing against the cost of the licensed copyrights bartered out and/or engages a third-party valuation firm to assess the reasonableness of its fair value. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright.
The Company recognized barter sublicensing revenues of RMB1.1 billion, RMB683 million and RMB1.4 billion (US$211 million) and related costs of RMB1.0 billion, RMB570 million and RMB1.1 billion (US$161 million) for the years ended December 31, 2018, 2019 and 2020, respectively.
Cloud services
The Company provides public cloud services, which include computing database, storage and other services to enterprise and personal customers and allow customers to use hosted software over the contract period without taking possession of the software, generally on either a subscription or consumption basis. The Company also provides proprietary cloud services and solutions, which mainly include hardware, software licensing and software installation service. Revenue related to cloud services provided on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services provided on a consumption basis, such as the amount of storage used in a period, is recognized based on the customer utilization of such resources.
Cloud service revenue is recognized over time if one of the following three criteria is met: (i) the customer simultaneously receives and consumes the benefits as the Company performs; (ii) the Company’s performance creates or enhances an asset that the customer controls as the asset is created: (iii) the asset delivered has no alternative use and the Company has an enforceable right to payment for performance completed to date. Otherwise, revenue is recognized at a point in time upon customer acceptance of the cloud services.
Sales of hardware
The Company sells hardware products via third party agents or directly to end customers. Revenue from the sales of hardware is recognized when control of the goods is transferred to customers, which generally occurs when the products are delivered and accepted by the customers. Revenue is recorded net of sales incentives and return allowance.

Cost of Revenues
Cost of Revenues
Cost of revenues consists primarily of traffic acquisition costs, bandwidth costs, depreciation, content costs, payroll, cost of hardware sold and related costs of operations.
Traffic acquisition costs represent the amounts paid or payable to Baidu Union partners who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union partners and other business partners a percentage of the fees it earns from its online marketing customers.

Advertising and Promotional Expenses
Advertising and Promotional Expenses
Advertising and promotional expenses, including advertisements through various forms of media and kinds of marketing and promotional activities, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income (loss) and are expensed when incurred. Advertising and promotional expenses for the years ended December 31, 2018, 2019 and 2020 were RMB
10.1
 billion, RMB
10.5
 billion and RMB
8.4
 billion (US$
1.3
billion), respectively.

Research and development expenses
Research and development expenses
Research and development expenses consist primarily of personnel-related costs. The Company expenses research and development costs as they are incurred, except for (i) costs to develop internal-use software or add significant upgrades and enhancements resulting in additional functionality to internal-use software that meet the capitalization criteria in accordance with ASC Subtopic 350-40,
Intangibles-Goodwill and Other, Internal-Use
Software
; and (ii) costs incurred to develop software to be sold/licensed or embedded in its products sold to customers, which are capitalized once technology feasibility is established, which
is when a completed detail program design of the product is available in accordance with ASC 950-20,
Costs of Software
to be
Sold, Leased
or
Marketed
. Capitalized software development costs have not been material for the periods presented.

Government Subsidies
Government Subsidies
Government subsidies primarily consist of financial subsidies received from provincial
and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating
nature with no further conditions to be met are recorded as
non-operating
income in “Others, net” in the consolidated statements of comprehensive income (loss) when received. The government subsidies with certain operating conditions are recorded as “Deferred income” when received and is recognized as income in “Other
s
, net” or as a reduction of specific operating costs and expenses when the conditions are met for which the grants are intended to compensate.

Income Taxes
Income Taxes
The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not
to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.
Deferred income taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free
liquidation.
The Company applies the provisions of ASC Topic 740,
Income Taxes
(“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income (loss).

Share-based Compensation
Share-based Compensation
The Company accounts for share-based compensation in accordance with ASC Topic 718,
Compensation-Stock Compensation
(“ASC 718”)
.
The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.
Forfeitures are estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized
c
ompensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.
The Company adopted ASU No. 2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees
(“ASU 2018-07”) on January 1, 2019 using the modified retrospective method. Subsequent to the adoption, the Company measures equity-classified nonemployee awards using their fair value on grant date. The impact of adopting ASU 2018-07 was insignificant.

Earnings Per Share ("EPS")
Earnings Per Share (“EPS”)
The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC Topic 260,
Earnings Per Share
(“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company’s outstanding Class A and Class B ordinary shares were retroactively adjusted for the Share Subdivision as disclosed in Note 21. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.
Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities such as stock options, restricted shares and convertible senior notes have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does not assume the conversion of such shares. The Company adjusts for the securities issued by subsidiaries and equity method investees in the calculation of income available to ordinary shareholders of the Company used in the diluted earnings per share calculation.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.
For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies
Contingencies
The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.
When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, unless it is immaterial or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks
Concentration of Risks
Concentration of credit risk
Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, debt investments, accounts receivable, contract assets, receivables from online payment agencies and amounts due from related parties. As of December 31, 2020, the Company has RMB172.7 billion (US$26.5 billion) in cash and cash equivalents, restricted cash, and debt investments, 90% and 10% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash, and debt investments held at four financial institutions in the PRC exceeded 10%, representing 30%, 21%, 16% and 11% of the Company’s total cash and cash equivalents, restricted cash, and debt investments as of December 31, 2020, respectively.

and these losses have generally been within its expectations. As of December 31, 2019 and 2020, the Company had
no
single customer with a receivable balance exceeding 10% of the total accounts receivable balance.
No
customer or any Baidu Union partner generated greater than 10% of total revenues in any of the three years presented.
Amounts due from related parties are typically unsecured. In evaluating the collectability of the amounts due from related parties, the Company considers many factors, including the related parties’ repayment history and their credit-worthiness. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations
Business and economic risks
The Company participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; risks associated with the Company’s ability to attract and retain employees necessary to support its growth and risks related to outbreaks of epidemics, such as
COVID-19.
The Company’s operations could be adversely affected by significant political, economic and social uncertainties, epidemic and trade war disruptions in the PRC.
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Foreign exchange transactions, including foreign currency payments, require the approval of the People’s Bank of China and/or regulatory institutions.

Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the USD and the RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, long-term investments, accounts and notes payable and convertible senior notes denominated in the USD. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against USD. The depreciation of the USD against the RMB was approximately 6.27% in 2020. Most of the revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term investments, notes payable and convertible senior notes are denominated in the USD. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the U.S. dollar in the future. Any significant fluctuation of the valuation of RMB may materially affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in USD.

Derivative Instruments
D
e
rivative Instruments
ASC Topic 815,
Derivatives and Hedging
(“ASC 815”), requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In January 2020, the FASB issued ASU No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)
(“ASU 2020-01”), which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the of adopting ASU 2020-01 on its consolidated financial statements and related disclosure.
I
n
August 2020, the FASB issued ASU
No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”),
which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU
2020-06
simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU
2020-06
also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU
2020-06
enhances information transparency by making targeted improvements to the disclosures for convertible instruments and
earnings-per-share
(EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted
method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Company’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently in the process of evaluating the impact of adopting ASU
2020-06
on its consolidated financial statements
and related disclosure.